Changes in significant accounting policies (Details 1)	9 Months Ended
Sep. 30, 2023
Brands [member] | Minimum
Statement [Line Items]
Intangible assets useful lives	5 years
Brands [member] | Maximum
Statement [Line Items]
Intangible assets useful lives	10 years
Customer relationships [Member] | Minimum
Statement [Line Items]
Intangible assets useful lives	5 years
Customer relationships [Member] | Maximum
Statement [Line Items]
Intangible assets useful lives	20 years
Software [member] | Maximum
Statement [Line Items]
Intangible assets useful lives	5 years